STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details Textual) (USD $)	1 Months Ended			0 Months Ended	1 Months Ended														2 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended				140 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 23, 2014	Jun. 30, 2014	Feb. 28, 2014	Mar. 15, 2013	Mar. 31, 2014	Oct. 31, 2013	May 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Nov. 30, 2012	Mar. 31, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jul. 31, 2007	Mar. 31, 2007	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2002	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Jul. 31, 2014	Jan. 31, 2014	Sep. 30, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2006	Aug. 31, 2014	Aug. 04, 2014	Feb. 04, 2014	Sep. 11, 2013	Jan. 15, 2013	Mar. 28, 2012	Sep. 07, 2011	Jun. 22, 2010	Sep. 10, 2013	Apr. 15, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																												6 months		2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																										0.13%		0.13%			2.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																										2.97%		2.97%			4.50%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																										0.00%		0.00%			0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																										59.00%					53.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																										66.00%					66.00%
Convertible Debt, Issuance Of Warrants																		$ 100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Volatility Description																												The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach.
Amortization of debt discount										33,469		47,908	7,232	15,553	96,613	30,150	92,700	40,242						275,640		87,853	413,695	413,695	57,518			756,497
Debt Instrument Convertible Remaining Discount Amortization Period 1												24 months	24 months	18 months	22 months	24 months		5 years
Convertible Bridge Debt, Issuance Of Warrants																	170,000
Debt Instrument, Maturity Date																	Apr. 30, 2008
Proceeds from Issuance of Debt												50,000	16,800	32,000	200,000	100,000
Warrants Issued During Period, Shares, In Connection With Convertible Debt												21,270	2,667	4,267	14,815	2,667
Equity Issuance Per Share Amount										$ 7.50		$ 15.00	$ 6.30	$ 13.50	$ 34.50	$ 48.75																$ 125.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																										59.00%		54.00%		63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																			427,051							427,051		368,783				368,783			427,051
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																			$ 7.26							$ 7.26		$ 6.38				$ 6.38			7.26
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1																										8 years 2 months 26 days		8 years 9 months 18 days
Share-based Compensation Expense																										440,117	3,791,802	3,700,070	830,372
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options																			262,055							262,055		166,905				166,905			262,055
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1																										18 months		22 months
Stockholders' Equity, Reverse Stock Split																															Under theterms of the Company's agreement with investors in the October 2008 financing, 25,600 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the Founders). Since the total of the Company's fully diluted shares of common stock was greater than 25,600 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 25,600 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705. On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 266,667 was proportionately divided by 1.2545 to arrive at 212,569. On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 212,569 was proportionately divided by 1.33177 to arrive at 159,614 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 159,614 to 533,334, which was approved by the Companys shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.
Common stock, shares authorized																			10,666,667							10,666,667		10,666,667	10,666,667			10,666,667			10,666,667									4,000,000		2,666,667	1,066,667
Convertible Note Conversion Price									$ 9.00
Debt Instrument, Face Amount										156,243
Convertible Notes Converted Into Common Stock							14,882		33,334
Debt Instrument, Convertible, Conversion Price								$ 7.50	$ 9.00																																		$ 1.05		$ 4.88
Accumulated discounts on current portion of convertible debt (in dollars)									77,644																			0	21,138			0
Debt Instrument, Convertible, Effective Interest Rate																												24.00%				24.00%
Shares issued under PPM to five investors at $.07 per share (in shares)				95,239																			95,239
Shares issued under PPM to five investors				$ 5.25																			$ 5.25					$ 5.25
Common stock, par value (in dollars per share)				$ 0.01			$ 0.01												$ 0.01							$ 0.01		$ 0.01	$ 0.01			$ 0.01			0.01
Warrants Exercise Price				$ 6.00		$ 18.75	$ 7.50													$ 7.50	$ 13.50
Shares issued under PPM to five investors at $.07 per share																												500,000
Warrants Issued To Purchase Common Stock																								5,926
Debt Instrument Interest										11,169
Stock Issued During Period, Shares, New Issues							4,763	13,889
CommonStocksharesIssuedToConsultantExercisingOptions								2,667	2,667
Common stock issued to former CEO exercising option, par value								$ 0.75																				$ 0.75
Common stock issued to former consultant exercising option, Par value								$ 0.01																				$ 0.75
Common stock shares issued to CEO exercising options.								4,445
Stock Issued During Period, Value, Issued To Twenty Four Warrant Holders																				1,044,490								1,044,490
Stock Issued During Period, Shares, Issued To Twenty Four Warrant Holders																				139,266
Issuance of net exercise provision shares																				87,118
Share Based Compensation Arrangement By Share Based Payment Award Warrant Vested And Expected To Vest Exercisable Number																												461,920				461,920
Shares Issued To One Warrant Holder Exercised At Reduced Par Value						$ 9.38																						$ 9.38
Stock Issued During Period Value Issued To One Warrant Holders						125,000																						125,000
Stock Issued During Period Shares Issued To One Warrant Holders						13,334
Stock Issued During Period, Value, New Issues																									5,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		4,831	1,482																37,440							37,440							28,986		37,440					61,539	61,539	21,538
Preferred Stock Conversion Price, Per Share			$ 19.50
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 12.38	$ 24.38																$ 24.38							$ 24.38							$ 12.38		24.38					$ 24.38
Percentage Of Additional Warrants Issued To Purchase Common Stock			30.00%
Convertible Preferred Stock, Terms of Conversion																										Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $19.50, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the New Issuance Price), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $9.75 or reduced to a price level that would be in breach of the listing rules of any stock exchange
Beneficial Ownership Limitation, Percentage																										4.99%
Preferred Shareholders, Receivable, Upon Any Liquidation, Description																										an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends
Warrants Expiration																										five years
Stock Issued During Period, Shares, Other											20,623
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period					4,444
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price					$ 11.25
Cashless Exercise Of Common Stock Warrants Total																						15,442
Preferred Stock, Dividend Rate, Percentage		6.00%			6.00%
Conversion Of Stock Price Per Share		$ 19.50			$ 19.50
Stock Issued During Period, Shares, Conversion Of Convertible Securities		1,561			970
Cashless Exercise Of Common Stock Shares Issued		$ 3,725			$ 3,333
Percentage Of Reduction To Warrant Agreement	11.00%																		11.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																														1.37%
SOK Partners, LLC, [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		5,431
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 12.38
Securities Purchase Agreement Terms	(i) a senior convertible note, in an original principal amount of $122,196 (the SOK Note), which SOK Note shall be convertible into a certain amount of shares (the SOK Conversion Shares) of Common Stock, in accordance with the terms of the SOK Note, and (ii) a warrant (the SOK Warrant) to initially acquire up to 5,431 additional shares of Common Stock (the SOK Warrant Shares, and collectively with the SOK Note, the SOK Warrant and the SOK Conversion Shares, the SOK Securities) for an aggregate purchase price of $100,000 (with the reduced principal amount as described below representing an approximately 8.7% original issue discount) (the SOK Convertible Notes Offering).
Percentage Of Reduction To Warrant Agreement																										11.00%
CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																										52
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period																																		4,336
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																																	$ 1.25
Dr Samuel Herschowitz [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 20.25
Purchasers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			1,561							1,561									1,561
Preferred Stock, Dividend Rate, Percentage																										6.00%
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Face Amount									300,000
Convertible Notes Converted Into Common Stock									33,334
Debt Instrument, Convertible, Conversion Price									$ 11.25
Debt Instrument, Convertible, Effective Interest Rate									8.00%
Private Placement 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible Note Conversion Price																					$ 13.50
Debt Instrument, Face Amount																					1,000,000			1,000,000
Convertible Notes Converted Into Common Stock																					80,000			61,482
Debt Instrument, Convertible, Effective Interest Rate																					8.00%			8.00%
Warrants Exercise Price																								$ 14.85
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price																										$ 3.74		$ 9.00	$ 11.25	48.75	33.75					$ 10.50	$ 25.50	$ 26.25	$ 63.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			21,334
Stock Issued During Period, Shares, Other																																			71,257
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period																										40,722		238,682	958								1,714
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																										$ 8.38		$ 8.25	$ 0.75								$ 34.50
Warrant [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under PPM to five investors at $.07 per share (in shares)				95,239																			95,239
Warrants Exercise Price				$ 11.25																			$ 11.25
Shares issued under PPM to five investors at $.07 per share				500,000																			500,000
Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			20,550
Stock Issued During Period, Value, New Issues			2,055,000
Preferred Stock, Par or Stated Value Per Share			$ 0.01
Securities Purchase Agreement Terms																																	(i) the Qualified Public Offering closes within six (6) months of the first closing of the convertible notes offering (Qualified Public Offering Deadline) and (ii) 70% of the public offering price per share of the Common Stock in the Qualified Public Offering (the QPO Discount Price) is less than the Conversion Price floor contained in Section 7(e)(i) of the Certificate of Designation (the Conversion Price Floor), or (B) if a Qualified Public Offering has not been consummated by the Qualified Public Offering Deadline, upon the Preferred Stockholders conversion of their shares of Preferred Stock to the extent that 70% of the volume weighted average price of the Common Stock on the principal Trading Market (as defined in the Certificate of Designation) of the Common Stock during the ten Trading Days (as defined in the Certificate of Designation) immediately preceding the Qualified Public Offering Deadline (the Non-QPO Discount Price) is less than the Conversion Price Floor
Sale of Stock, Price Per Share																																	$ 9.75
Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized																																																1,333,334	666,667
Shares Grants Increase For Threshold																																																	266,667
Convertible Notes One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Debt										27,500
Convertible Notes Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Debt										27,500
Convertible Notes Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Debt										51,243
Convertible Note Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Debt										$ 50,000
Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																												5 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																												0.78%	0.33%							0.34%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																												2.04%	1.80%							2.44%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																												0.00%	0.00%							0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																																				54.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																				66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																													54.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																										2.75%
Stock Options and Warrants One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																										5 years		10 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																												59.00%	59.00%
Stock Options and Warrants Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																										10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																												66.00%	66.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																										2 years					2 years 6 months
Issued - Average Exercise Price																										$ 3.21		$ 8.93			7.65
Common stock, shares authorized																																																4,000,000
Warrants Exercise Price																				$ 11.25
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price																												$ 0.75
Minimum [Member] | Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																																				3 years
Issued - Average Exercise Price																													$ 0.83							$ 0.945
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																										1.44%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																										6 years 6 months					7 years 6 months
Issued - Average Exercise Price																										$ 13.91		$ 18.15			25.20
Common stock, shares authorized																																																10,666,667
Warrants Exercise Price																				$ 34.50
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price																												$ 57.68
Maximum [Member] | Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																																				10 years
Issued - Average Exercise Price																													$ 7.20							$ 25.59